OTHER RECEIVABLES AND PREPAYMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Other Receivables And Prepayments [Line Items]
Supplies	$ 271	$ 1,856